Equity Compensation - Summary of Information Related to PSUs (Detail) - PSU $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Weighted Average Fair Value
Beginning balance | $ / shares	$ 1.41
Units granted | $ / shares	1.88	$ 1.41
Conversion | $ / shares	0
Units vested | $ / shares	0	0
Ending balance | $ / shares	$ 30.95	$ 1.41
Total Fair Value ($ in thousands)
Units outstanding beginning balance | $	$ 23,054
PSUs granted | $	12,810	$ 23,054
PSUs vested | $	0	0
Conversion | $	0
Units outstanding ending balance | $	$ 35,864	$ 23,054
Conversion ratio	0.05
Number of units beginning balance | shares	16,350,000
Number of units granted | shares	6,825,000	16,350,000
Number of units vested | shares	0	0
Number of units conversion | shares	(22,016,250)
Number of units ending balance | shares	1,158,750	16,350,000